Average Annual Total Returns		12 Months Ended	20 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	24.95%
FT Vest U.S. Equity Moderate Buffer ETF - April
Prospectus [Line Items]
Average Annual Return, Percent		14.61%	14.79%
Performance Inception Date	Apr. 21, 2023
FT Vest U.S. Equity Moderate Buffer ETF - April | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.61%	14.79%
FT Vest U.S. Equity Moderate Buffer ETF - April | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.65%	11.39%